Segment Reporting (Tables)	6 Months Ended
Sep. 30, 2023
Segment Reporting [Abstract]
Schedule of Presents the Segment Information	The following table presents the segment information for the six months ended September 30, 2023 and 2022, respectively:
	For the six months ended September 30, 2023
	Directly- Operated Physical Stores	Online Stores and Services	Franchise Stores and Wholesale Customers	Total
Revenue	$11,618,183	$6,004,400	$56,541,566	$74,164,149
Merchandise costs	$9,921,992	$4,929,614	$49,854,993	$64,706,599
Interest expenses, net	$(156,028)	$(80,637)	$(759,332)	$(995,997)
Benefit for income tax	$(55,837)	$(28,857)	$(271,741)	$(356,435)
Net income	$306,160	$158,226	$1,489,969	$1,954,355
Depreciation and amortization	$82,556	$42,666	$401,772	$526,994
Capital expenditures	$193,623	$3,136	$1,066	$197,825

	For the six months ended September 30, 2022
	Directly- Operated Physical Stores	Online Stores and Services	Franchise Stores and Wholesale Customers	Total
Revenue	$5,838,536	$16,300,547	$55,476,466	$77,615,549
Merchandise costs	$4,657,011	$12,957,190	$45,438,236	$63,052,437
Interest expenses, net	$(103,240)	$(288,236)	$(980,968)	$(1,372,444)
Provision for income tax	$15,952	$44,534	$151,566	$212,052
Net income	$24,643	$68,800	$234,150	$327,593
Depreciation and amortization	$38,666	$107,948	$367,386	$514,000
Capital expenditures	$29,442	$3,640	$12,390	$45,472

Schedule of Assets and Liabilities
	September 30, 2023	March 31, 2023
Total assets:
Directly-Operated Physical Stores	$15,521,030	$8,815,957
Online Stores and Services	7,909,941	20,070,215
Franchise Stores and Wholesale Customers	105,695,341	117,789,108
Total assets	$129,126,312	$146,675,280

Total liabilities:
Directly-Operated Physical Stores	$18,121,356	$9,728,199
Online Stores and Services	7,282,353	11,812,654
Franchise Stores and Wholesale Customers	75,756,155	95,852,684
Total liabilities	$101,159,864	$117,393,537